ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY)
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE
COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED JANUARY 1, 2005

                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2004

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

 ("SMARTDESIGN ADVANTAGE" "SMARTDESIGN SIGNATURE" AND "SMARTDESIGN VARIABLE
                                   ANNUITY")

The information in this supplement updates and amends certain information concerning an investment option contained in the above-referenced prospectuses dated May 1, 2004, as amended August 6, 2004, August 18, 2004, October 29, 2004 and November 8, 2004, and, with regard to the SmartDesign Signature prospectus, June 24, 2004. You should read and keep this supplement along with the prospectus.

ING VP WORLDWIDE GROWTH PORTFOLIO

The Fund Expense Table is amended to reflect the expense reduction for the ING VP Worldwide Growth Portfolio.

---------------------------- ------------- ---------------- ------------ -------------- -------------- -----------------

                                                                         TOTAL FUND
                                                                         ANNUAL                         NET FUND
                                                                         EXPENSES                       ANNUAL
                                           DISTRIBUTION                  WITHOUT                        EXPENSES
                              INVESTMENT   AND/OR SERVICE   OTHER        WAIVERS OR      TOTAL WAIVERS  AFTER WAIVERS
FUND NAME                    ADVISORY FEES (12B-1) FEES     EXPENSES     REDUCTIONS     OR REDUCTIONS   OR REDUCTIONS
---------------------------- ------------- ---------------- ------------ -------------- -------------- -----------------
---------------------------- ------------- ---------------- ------------ -------------- -------------- -----------------
  ING VP Worldwide Growth       1.00%           0.25%           0.50%        1.75%          0.60%           1.15%
    Portfolio  (1)
---------------------------- ------------- ---------------- ------------ -------------- -------------- -----------------

(1) On September 2, 2004, the Board of ING Variable Insurance Trust approved a reduction in the expense cap for this Portfolio to be effective January 1, 2005. This expense cap reduction is expected to remain in effect until at least December 31, 2005. The table above shows the estimated expenses for this Portfolio based on the Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers or reductions that would have applied under the reduced expense cap.

ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY) ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


SmartDesign - 134659                                                    01/01/05